Derivative Financial Instruments (Effects Of The Derivative Contracts On Consolidated Statements Of Operations) (Details) (Derivatives In Cash Flow Hedging Relationships [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain(Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	$ (29,239)	$ 62
Cost Of ATM Operating Revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Reclassified from Accumulated OCI into Income (Effective Portion)	$ (35,459)	$ (25,871)